FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates and exchange rates. The Company has a portfolio of swaps which swap floating rate interest to fixed rate, and which also fix the Norwegian kroner to US dollar exchange rate applicable to the interest payable and principal repayment on the NOK bonds. From a financial perspective these swaps hedge interest rate and exchange rate exposure. The counterparties to such contracts are DNB Bank, Nordea Bank Finland Plc., ABN AMRO Bank N.V., NIBC Bank N.V., Skandinaviska Enskilda Banken AB (publ), ING Bank N.V., Danske Bank A/S, Swedbank AB (publ), Credit Agricole Corporate & Investment Bank and Commonwealth Bank of Australia. Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered not to be substantial as the counterparties are all banks which have provided the Company with loans.

The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2018	2017
Designated derivative instruments -short-term assets:
Interest rate swaps	—	108
Non-designated derivative instruments -short-term assets:
Cross currency interest rate swaps	5,279	—
Total derivative instruments - short-term assets	5,279	108
Designated derivative instruments -long-term assets:
Interest rate swaps	5,459	5,136
Non-designated derivative instruments -long-term assets:
Interest rate swaps	5,174	3,211
Total derivative instruments - long-term assets	10,633	8,347

(in thousands of $)	2018	2017
Designated derivative instruments -short-term liabilities:
Interest rate swaps	—	248
Cross currency interest rate swaps	33,004	—
Non-designated derivative instruments -short-term liabilities:
Interest rate swaps	—	255
Cross currency interest rate swaps	12,043	—
Total derivative instruments - short-term liabilities	45,047	503
Designated derivative instruments -long-term liabilities:
Interest rate swaps	1,811	5,109
Cross currency interest rate swaps	4,709	36,120
Cross currency swaps	9,607	—
Non-designated derivative instruments -long-term liabilities:
Interest rate swaps	86	553
Cross currency interest rate swaps	—	6,836
Total derivative instruments - long-term liabilities	16,213	48,618

Interest rate risk management
The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At December 31, 2018, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate
$11,130 (remaining at $11,130)	May 2011	January 2019	2.08% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$121,133 (terminating at $79,733)	May 2012	August 2022	1.76% - 1.85%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%
$151,008 (equivalent to NOK900 million)	March 2014	March 2019	6.03%	*
$92,438 (reducing to $70,125)	December 2016	December 2021	2.29% - 2.63%
$95,625 (reducing to $70,125)	January 2017	January 2022	2.12% - 2.58%
$26,693 (reducing to $19,413)	September 2015	March 2022	1.67%
$173,906 (reducing to $149,844)	February 2016	February 2021	1.07% - 1.26%
$63,987 (equivalent to NOK500 million)	October 2017	March - June 2020	6.86% - 6.96%	*
$16,833 (equivalent to NOK100 million)	September 2018	March 2019	6.03%	†

*	These swaps relate to the NOK900 million and NOK500 million unsecured bonds due 2019 and 2020, respectively, and the fixed interest rates paid are exchanged for NIBOR plus the margin on the bonds.

†
This swap relates to the NOK900 million unsecured bond due 2019, where NIBOR plus a margin is paid in exchange for a fixed interest rate. For the remaining swaps, the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

The total net notional principal amount subject to interest swap agreements as at December 31, 2018, was $0.9 billion (2017: $1.1 billion).

Foreign currency risk management
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner and the payment of Norwegian kroner in exchange for U.S. dollars, which are designated as hedges against the NOK900 million, NOK500 million and NOK600 million senior unsecured bonds due 2019, 2020 and 2023 respectively. During the last quarter of 2018, the Company entered into a currency swap transaction involving the payment of Norwegian kroner in exchange for U.S. dollars. This swap relates to the NOK900 million bond, but is not designated as a hedging instrument.

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK900 million	US$151.0 million	March 2014	March 2019
NOK500 million	US$64.0 million	October 2017	March - June 2020
NOK472 million	US$62.1 million	September 2018	September 2023
US$16.8 million	NOK100 million	September 2018	March 2019

Apart from the NOK900 million, NOK500 million and NOK600 million senior unsecured bonds due 2019, 2020 and 2023, respectively, the majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company's cash flows, financial condition and results of operations.

Fair Values
The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2018, and 2017, are as follows:

	2018	2018	2017	2017
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale debt securities	13,245	13,245	41,742	41,742
Equity Securities	73,929	73,929	52,060	52,060
Floating rate NOK bonds due 2019	77,722	77,916	92,477	92,709
Floating rate NOK bonds due 2020	57,829	58,841	61,001	61,306
Floating rate NOK bonds due 2023	69,395	69,568	—	—
3.25% unsecured convertible bonds due 2018	—	—	63,218	71,662
5.75% unsecured convertible bonds due 2021	212,230	199,496	225,000	242,719
4.875% unsecured convertible bonds due 2023	151,700	139,374	—	—
Derivatives:
Interest rate/ currency swap contracts – short-term receivables	5,279	5,279	108	108
Interest rate/ currency swap contracts – long-term receivables	10,633	10,633	8,347	8,347
Interest rate/ currency swap contracts – short-term payables	45,047	45,047	503	503
Interest rate/ currency swap contracts – long-term payables	16,213	16,213	48,618	48,618

The above short-term receivables relating to interest rate/ currency swap contracts at December 31, 2018, all relate to non-designated hedges. The above long-term receivables relating to interest rate/ currency swap contracts at December 31, 2018, include $5.2 million which relates to non-designated swap contracts (2017: $3.2 million), with the balance relating to designated hedges. The above short-term payables relating to interest rate/ currency swap contracts at December 31, 2018, include $12.0 million which relates to non-designated swap contracts (2017: $0.3 million), with the balance relating to designated hedges. The above long-term payables relating to interest rate/ currency swap contracts at December 31, 2018, include $0.1 million which relates to non-designated swap contracts (2017: $7.4 million), with the balance relating to designated hedges.

In accordance with the accounting policy relating to interest rate and currency swaps (see Note 2 "Accounting policies: Derivatives – Interest rate and currency swaps"), where the Company has designated the swap as a hedge, and to the extent that the hedge is effective, changes in the fair values of interest rate swaps are recognized in other comprehensive income. Changes in the fair value of other swaps and the ineffective portion of swaps designated as hedges are recognized in the consolidated statement of operations.

The above fair values of financial assets and liabilities as at December 31, 2018, are measured as follows:

		Fair value measurements using
	December 31, 2018	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale debt securities	13,245	13,245
Equity securities	73,929	73,929
Interest rate/ currency swap contracts – short-term receivables	5,279		5,279
Interest rate/ currency swap contracts - long-term receivables	10,633		10,633
Total assets	103,086	87,174	15,912	—
Liabilities:
Floating rate NOK bonds due 2019	77,916	77,916
Floating rate NOK bonds due 2020	58,841	58,841
Floating rate NOK bonds due 2023	69,568	69,568
5.75% unsecured convertible bonds due 2021	199,496	199,496
4.875% unsecured convertible bonds due 2023	139,374	139,374
Interest rate/ currency swap contracts – short-term payables	45,047		45,047
Interest rate/ currency swap contracts – long-term payables	16,213		16,213
Total liabilities	606,455	545,195	61,260	—

The above fair values of financial assets and liabilities as at December 31, 2017, were measured as follows:

		Fair value measurements using
	December 31, 2017	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale debt securities	41,742	41,742		—
Equity securities	52,060	52,060
Interest rate/ currency swap contracts – short-term receivables	108		108
Interest rate/ currency swap contracts – long-term receivables	8,347		8,347
Total assets	102,257	93,802	8,455	—
Liabilities:
Floating rate NOK bonds due 2019	92,709	92,709
Floating rate NOK bonds due 2020	61,306	61,306
3.25% unsecured convertible bonds due 2018	71,662	71,662
5.75% unsecured convertible bonds due 2021	242,719	242,719
Interest rate/ currency swap contracts – short-term payables	503		503
Interest rate/ currency swap contracts – long-term payables	48,618		48,618
Total liabilities	517,517	468,396	49,121	—

ASC Topic 820 "Fair Value Measurement and Disclosures" ("ASC 820") emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Investment in equity securities consist of (i) listed Frontline shares (ii) NorAm Drilling shares traded in the OTC market (iii) Golden Close shares traded in the OTC market and (iv) ADS shares traded on the Merkur Market whilst the investments in available-for-sale debt securities consist of listed and unlisted corporate bonds. The estimated fair value of the debt and equity securities consists of their aggregate market value as at the balance sheet date.
The estimated fair values for the floating rate NOK bonds due 2019, 2020 and 2023, and the 5.75% and 4.875% unsecured convertible bonds are based on the quoted market prices as at the balance sheet date.

The fair value of interest rate and currency swap contracts is calculated using established independent valuation techniques applied to contracted cash flows and LIBOR/NIBOR interest rates as at the balance sheet date.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Skandinaviska Enskilda Banken, ABN AMRO, Nordea, Bank of Valletta and Credit Agricole Corporate and Investment Bank. However, the Company believes this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. The Company does not require collateral or other securities to support financial instruments that are subject to credit risk.

There is also a concentration of revenue risk with certain customers to whom the Company has chartered multiple vessels:

In the year ended December 31, 2018, Frontline Shipping accounted for approximately 8% of our consolidated operating revenues (2017: 15%, 2016: 28%). Frontline Shipping is a 100% owned subsidiary of Frontline, but the performance under the leases is not guaranteed by Frontline following amendments agreed in 2015. There is no requirement for a minimum cash balance in Frontline Shipping, but in exchange for releasing the guarantee a dividend restriction was introduced on Frontline Shipping whereby it can only make distributions to its parent company if it can demonstrate it will have minimum free cash of $2 million per vessel both prior to and following (i) such distribution and (ii) the payment of the next hire due and any profit share accrued under the charters. Due to the current depressed tanker market, there is a risk that Frontline Shipping may not have sufficient funds to pay the agreed charterhires. However, the performance under the fixed price agreements with Frontline Management whereby we pay management fees of $9,000 per day for each vessel to cover all operating costs including drydocking costs, is guaranteed by Frontline.

In the year ended December 31, 2018, the Company had eight Capesize dry bulk carriers leased to a subsidiary of Golden Ocean which accounted for approximately 13% of our consolidated operating revenues (2017: 14%, 2016: 12%). The Company also had 29 container vessels on long-term bareboat charters to MSC, which accounted for approximately 11% of our consolidated operating revenues in the year ended December 31, 2018 (2017: 10%, 2016: 4%).

Following the acquisition of Hamburg Süd by Maersk Line A/S (“Maersk”) in November 2017, the Company had 10 container vessels on long-term time charters to Maersk at December 31, 2018, which accounted for approximately 27% of our consolidated operating revenues (2017: 14%; 2016: 9%).

In addition, a significant portion of our net income is generated from our associated companies that lease rigs to subsidiaries of Seadrill including NADL, which is fully guaranteed by Seadrill. In the year ended December 31, 2018, income from our associated companies accounted for 39.1% of our net income (2017: 38.6%, 2016: 31.7%).

The Company and three of the Company's subsidiaries, who own and lease the drilling rigs West Linus, West Hercules and West Taurus to subsidiaries of Seadrill, agreed to the Restructuring Plan announced by Seadrill in September 2017. As part of the agreement, Ship Finance and its relevant subsidiaries have agreed to reduce the contractual charter hire payable by the relevant Seadrill subsidiaries by approximately 29% for a five year period with economic effect from January 1, 2018, with the reduced amounts added back in the period thereafter. The call options on behalf of the Seadrill subsidiaries under the relevant leases were also amended as part of the Restructuring Plan. The leases for West Hercules and West Taurus have been extended for a period of 13 months until December 2024, with amended purchase obligations at the new expiry of the charters. Concurrently, the banks who finance the three rigs also extended the loan period by approximately four years under each of the facilities, with reduced amortization in the extension period compared to the current amortization. The Restructuring Plan was implemented in July 2018, at which time Seadrill emerged from Chapter 11.

As discussed in Note 26: Commitments and contingent liabilities, the Company, at December 31, 2018, guaranteed a total of $266.1 million (2017: $235.0 million) of the bank debt in these companies and had net outstanding receivable balance on loans granted by the Company to these associated companies totaling $342.0 million (2017: $317.8 million). The loans granted by the Company are considered not impaired at December 31, 2018, due to the fair value of the jack-up rig owned by SFL Linus and the ultra deepwater drilling rigs owned by SFL Deepwater and SFL Hercules exceeding the book values at December 31, 2018.